FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Fair value	$ 12,753	$ 13,245	$ 41,742
Total derivative instruments - short-term assets	520	5,279
Financial instruments at fair value, long term	3,479	10,633
Financial instruments at fair value, current portion	6,067	45,047
Liabilities	20,579	16,213
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total derivative instruments - short-term assets	520	0
Financial instruments at fair value, long term	377	5,459
Financial instruments at fair value, current portion	6,067	0
Liabilities	5,477	1,811
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long term	2,913	5,174
Liabilities	1,948	86
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long term	189	0
Financial instruments at fair value, current portion	0	33,004
Liabilities	2,105	4,709
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Total derivative instruments - short-term assets	0	5,279
Financial instruments at fair value, current portion	0	12,043
Cross Currency Swaps [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Liabilities	11,049	$ 9,607
Fair Value, Recurring | Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Fair value	$ 8,100